Stand by Equity Purchase Agreement and Convertible Promissory Note	12 Months Ended
Dec. 31, 2025
Stand by Equity Purchase Agreement and Convertible Promissory Note [Abstract]
Stand by equity purchase agreement and convertible promissory note

NOTE 6 - Stand by equity purchase agreement and convertible promissory note

On June 6, 2024, the Company entered into the SEPA with YA II PN, Ltd. (“YA”), a fund managed by Yorkville Advisors Global, LP. Pursuant to the terms of the SEPA, YA is committed to purchase up to $10 million (the “Commitment Amount”) of the Company’s ordinary shares at any time during the three-year period following the execution date of the SEPA. The purchase price of the ordinary shares sold to YA is equal to 97% of the lowest volume weighted average price (“VWAP”) of the ordinary shares during a pricing period of 3 consecutive trading days commencing on the trading day of the delivery of advance notice by the Company. During the year ended December 31, 2024, the Company issued 307,175 ordinary shares for gross proceeds of approximately $4.6 million.

According to SEPA, the Company will have the sole right in its discretion to sell ordinary shares to YA from time to time by issuing advance notices to YA. In addition, the Company also agreed to pay YA the commitment fee by issuance of the ordinary shares, equal to $100,000, or 1.0% of the aggregate amount available to be sold under the SEPA, as consideration for its irrevocable commitment to purchase ordinary shares under SEPA. The Company and YA agreed to postpone the issuance of the Commitment Fee to YA. The Commitment Fee will be paid either by cash or by the issuance to YA of such number of ordinary shares that is equal to the balance of the Commitment Fee divided by the average of the daily VWAP of the ordinary shares during the three trading days immediately prior to the payment date. The Company has also paid YA a structuring fee in the amount of $10,000.

Subject to certain conditions, according to the SEPA agreement, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $3 million, which will be evidenced by one or more convertible promissory notes. In June 2024, the Company requested, and received, an initial pre-paid advance of $2 million in connection with the execution of SEPA. Each convertible promissory note will be discounted to 96% of the purchase price and be fully mature 12 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 6% per annum, increasing to 18% per annum upon an Event of Default (as defined in the convertible promissory note). Beginning 60 days after the issuance of a convertible promissory note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the convertible promissory note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to the Company under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. Each convertible promissory note will be convertible at a conversion price equal to $12.00 per ordinary share and contain customary adjustments in the event of stock dividends, stock splits, reorganizations or similar events affecting the Company’s ordinary shares and the conversion price. Each convertible promissory note will also contain anti-dilution provisions that provide that if the Company issues ordinary shares, or securities convertible into or exercisable or exchange for, shares of ordinary shares at a price per share that is less than the conversion price then in effect, then the conversion price of the convertible promissory note upon each such issuance will be adjusted to the price equal to the consideration per share paid for such ordinary share or other securities.

The embedded conversion option was not bifurcated due to the fixed nature of the conversion price, which is closely indexed to the Company’s own shares. Additionally, there is no significant premium associated with the convertible promissory note.

Moreover, the Company retains the option to settle the debt in shares pursuant to the SEPA conditions. Given that the Company will incur an additional cost, either in cash settlement or in shares settlement (in the form of discounted share price), the convertible promissory note will bear a 5% premium.

The convertible promissory note was recognized based on the amortized cost method and as of December 31, 2024, the convertible promissory note, including accrued interest, amounted to approximately $807 thousand. As of December 31, 2024, the convertible promissory note balance net is $770 thousand. In February 2025, the Company repaid the entire balance of the convertible promissory note and the commitment fee.